Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Reconciliation of Unconsolidated Segment Results to Consolidated Statement of Operations

Unconsolidated segment results are reconciled to the Consolidated Statements of Operations amounts in the tables below:

	Year ended December 31, 2015
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,133,285	172,660	—	143,646	—	1,449,591
Interest and similar income, net	4,004,121	103,419	3	72,560	—	4,180,103
Change in fair value of assets and liabilities	(492,479)	(38,553)	—	(1,688)	—	(532,720)
Realized investment gains, net	90,948	1,597	—	1,868	—	94,413
Fee, commission, and other revenue	236,454	186	105,830	253	(39,324)	303,399

Total revenue (loss)	4,972,329	239,309	105,833	216,639	(39,324)	5,494,786

Benefits and expenses:
Net benefits and expenses	2,296,057	114,377	—	192,660	—	2,603,094
General and administrative and commission	1,554,120	165,479	110,624	18,172	(39,324)	1,809,071
Change in deferred acquisition costs, net	279,582	(53,642)	—	13,319	—	239,259

Total benefits and expenses	4,129,759	226,214	110,624	224,151	(39,324)	4,651,424

Pretax income (loss)	$842,570	13,095	(4,791)	(7,512)	—	843,362

	Year ended December 31, 2014
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,148,803	117,950	—	141,344	—	1,408,097
Interest and similar income, net	3,799,849	90,088	(17)	67,378	—	3,957,298
Change in fair value of assets and liabilities	1,805,611	41,292	—	(4,914)	—	1,841,989
Realized investment gains, net	74,926	1,579	1	1,256	—	77,762
Fee, commission, and other revenue	246,021	474	102,234	6,217	(43,126)	311,820

Total revenue (loss)	7,075,210	251,383	102,218	211,281	(43,126)	7,596,966

Benefits and expenses:
Net benefits and expenses	5,582,740	147,348	—	145,737	—	5,875,825
General and administrative and commission	1,964,597	162,973	111,967	17,628	(43,126)	2,214,039
Change in deferred acquisition costs, net	(615,902)	(72,109)	—	14,925	—	(673,086)

Total benefits and expenses	6,931,435	238,212	111,967	178,290	(43,126)	7,416,778

Pretax income (loss)	$143,775	13,171	(9,749)	32,991	—	180,188

	Year ended December 31, 2013
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,050,072	104,715	—	133,586	—	1,288,373
Interest and similar income, net	3,464,951	71,125	(16)	56,057	—	3,592,117
Change in fair value of assets and liabilities	843,121	77,920	—	224	—	921,265
Realized investment gains, net	172,940	2,227	8	13,122	—	188,297
Fee, commission, and other revenue	239,692	583	93,485	6,207	(33,188)	306,779

Total revenue (loss)	5,770,776	256,570	93,477	209,196	(33,188)	6,296,831

Benefits and expenses:
Net benefits and expenses	3,378,366	180,923	—	144,730	—	3,704,019
General and administrative and commission	1,408,107	136,417	110,633	19,666	(33,188)	1,641,635
Change in deferred acquisition costs, net	264,068	(71,632)	—	14,263	—	206,699

Total benefits and expenses	5,050,541	245,708	110,633	178,659	(33,188)	5,552,353

Pretax income (loss)	$720,235	10,862	(17,156)	30,537	—	744,478